Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Abstract]
Depreciation expense					$ 100	$ 80	$ 5
Depreciation and amortization expense	$ 34	$ 28	$ 68	$ 55	$ 125	$ 80	$ 5